Shareholder Report, Holdings (Details)	May 31, 2025
Invesco SteelPath MLP Alpha Fund - Class A | Hess Midstream L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[1]
Invesco SteelPath MLP Alpha Fund - Class A | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[1]
Invesco SteelPath MLP Alpha Fund - Class A | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
Invesco SteelPath MLP Alpha Fund - Class A | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%	[1]
Invesco SteelPath MLP Alpha Fund - Class A | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%	[1]
Invesco SteelPath MLP Alpha Fund - Class A | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%	[1]
Invesco SteelPath MLP Alpha Fund - Class A | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%	[1]
Invesco SteelPath MLP Alpha Fund - Class A | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%	[1]
Invesco SteelPath MLP Alpha Fund - Class A | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[1]
Invesco SteelPath MLP Alpha Fund - Class A | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%	[1]
Invesco SteelPath MLP Alpha Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco SteelPath MLP Alpha Fund - Class A | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Invesco SteelPath MLP Alpha Fund - Class A | Other Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco SteelPath MLP Alpha Fund - Class A | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Invesco SteelPath MLP Alpha Fund - Class A | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco SteelPath MLP Alpha Fund - Class A | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco SteelPath MLP Alpha Fund - Class C | Hess Midstream L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[1]
Invesco SteelPath MLP Alpha Fund - Class C | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[1]
Invesco SteelPath MLP Alpha Fund - Class C | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
Invesco SteelPath MLP Alpha Fund - Class C | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%	[1]
Invesco SteelPath MLP Alpha Fund - Class C | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%	[1]
Invesco SteelPath MLP Alpha Fund - Class C | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%	[1]
Invesco SteelPath MLP Alpha Fund - Class C | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%	[1]
Invesco SteelPath MLP Alpha Fund - Class C | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%	[1]
Invesco SteelPath MLP Alpha Fund - Class C | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[1]
Invesco SteelPath MLP Alpha Fund - Class C | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%	[1]
Invesco SteelPath MLP Alpha Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco SteelPath MLP Alpha Fund - Class C | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Invesco SteelPath MLP Alpha Fund - Class C | Other Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco SteelPath MLP Alpha Fund - Class C | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Invesco SteelPath MLP Alpha Fund - Class C | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco SteelPath MLP Alpha Fund - Class C | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco SteelPath MLP Alpha Fund - Class R | Hess Midstream L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[1]
Invesco SteelPath MLP Alpha Fund - Class R | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[1]
Invesco SteelPath MLP Alpha Fund - Class R | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
Invesco SteelPath MLP Alpha Fund - Class R | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%	[1]
Invesco SteelPath MLP Alpha Fund - Class R | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%	[1]
Invesco SteelPath MLP Alpha Fund - Class R | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%	[1]
Invesco SteelPath MLP Alpha Fund - Class R | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%	[1]
Invesco SteelPath MLP Alpha Fund - Class R | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%	[1]
Invesco SteelPath MLP Alpha Fund - Class R | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[1]
Invesco SteelPath MLP Alpha Fund - Class R | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%	[1]
Invesco SteelPath MLP Alpha Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco SteelPath MLP Alpha Fund - Class R | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Invesco SteelPath MLP Alpha Fund - Class R | Other Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco SteelPath MLP Alpha Fund - Class R | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Invesco SteelPath MLP Alpha Fund - Class R | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco SteelPath MLP Alpha Fund - Class R | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco SteelPath MLP Alpha Fund - Class Y | Hess Midstream L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[1]
Invesco SteelPath MLP Alpha Fund - Class Y | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[1]
Invesco SteelPath MLP Alpha Fund - Class Y | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
Invesco SteelPath MLP Alpha Fund - Class Y | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%	[1]
Invesco SteelPath MLP Alpha Fund - Class Y | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%	[1]
Invesco SteelPath MLP Alpha Fund - Class Y | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%	[1]
Invesco SteelPath MLP Alpha Fund - Class Y | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%	[1]
Invesco SteelPath MLP Alpha Fund - Class Y | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%	[1]
Invesco SteelPath MLP Alpha Fund - Class Y | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[1]
Invesco SteelPath MLP Alpha Fund - Class Y | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%	[1]
Invesco SteelPath MLP Alpha Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco SteelPath MLP Alpha Fund - Class Y | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Invesco SteelPath MLP Alpha Fund - Class Y | Other Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco SteelPath MLP Alpha Fund - Class Y | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Invesco SteelPath MLP Alpha Fund - Class Y | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco SteelPath MLP Alpha Fund - Class Y | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco SteelPath MLP Alpha Fund - Class R5 | Hess Midstream L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[1]
Invesco SteelPath MLP Alpha Fund - Class R5 | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[1]
Invesco SteelPath MLP Alpha Fund - Class R5 | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
Invesco SteelPath MLP Alpha Fund - Class R5 | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%	[1]
Invesco SteelPath MLP Alpha Fund - Class R5 | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%	[1]
Invesco SteelPath MLP Alpha Fund - Class R5 | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%	[1]
Invesco SteelPath MLP Alpha Fund - Class R5 | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%	[1]
Invesco SteelPath MLP Alpha Fund - Class R5 | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%	[1]
Invesco SteelPath MLP Alpha Fund - Class R5 | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[1]
Invesco SteelPath MLP Alpha Fund - Class R5 | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%	[1]
Invesco SteelPath MLP Alpha Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco SteelPath MLP Alpha Fund - Class R5 | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Invesco SteelPath MLP Alpha Fund - Class R5 | Other Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco SteelPath MLP Alpha Fund - Class R5 | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Invesco SteelPath MLP Alpha Fund - Class R5 | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco SteelPath MLP Alpha Fund - Class R5 | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco SteelPath MLP Alpha Fund - Class R6 | Hess Midstream L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[1]
Invesco SteelPath MLP Alpha Fund - Class R6 | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[1]
Invesco SteelPath MLP Alpha Fund - Class R6 | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
Invesco SteelPath MLP Alpha Fund - Class R6 | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%	[1]
Invesco SteelPath MLP Alpha Fund - Class R6 | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.54%	[1]
Invesco SteelPath MLP Alpha Fund - Class R6 | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%	[1]
Invesco SteelPath MLP Alpha Fund - Class R6 | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%	[1]
Invesco SteelPath MLP Alpha Fund - Class R6 | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%	[1]
Invesco SteelPath MLP Alpha Fund - Class R6 | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[1]
Invesco SteelPath MLP Alpha Fund - Class R6 | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%	[1]
Invesco SteelPath MLP Alpha Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco SteelPath MLP Alpha Fund - Class R6 | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Invesco SteelPath MLP Alpha Fund - Class R6 | Other Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco SteelPath MLP Alpha Fund - Class R6 | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Invesco SteelPath MLP Alpha Fund - Class R6 | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco SteelPath MLP Alpha Fund - Class R6 | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco SteelPath MLP Alpha Plus Fund - Class A | Hess Midstream L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class A | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class A | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class A | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class A | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.69%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class A | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.07%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class A | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.38%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class A | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.55%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class A | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class A | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.02%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class A | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
Invesco SteelPath MLP Alpha Plus Fund - Class A | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Invesco SteelPath MLP Alpha Plus Fund - Class A | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
Invesco SteelPath MLP Alpha Plus Fund - Class A | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Invesco SteelPath MLP Alpha Plus Fund - Class A | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Invesco SteelPath MLP Alpha Plus Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Invesco SteelPath MLP Alpha Plus Fund - Class C | Hess Midstream L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class C | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class C | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class C | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class C | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.69%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class C | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.07%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class C | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.38%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class C | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.55%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class C | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class C | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.02%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class C | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
Invesco SteelPath MLP Alpha Plus Fund - Class C | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Invesco SteelPath MLP Alpha Plus Fund - Class C | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
Invesco SteelPath MLP Alpha Plus Fund - Class C | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Invesco SteelPath MLP Alpha Plus Fund - Class C | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Invesco SteelPath MLP Alpha Plus Fund - Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Invesco SteelPath MLP Alpha Plus Fund - Class R | Hess Midstream L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.69%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.07%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.38%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.55%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.02%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
Invesco SteelPath MLP Alpha Plus Fund - Class R | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Invesco SteelPath MLP Alpha Plus Fund - Class R | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
Invesco SteelPath MLP Alpha Plus Fund - Class R | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Invesco SteelPath MLP Alpha Plus Fund - Class R | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Invesco SteelPath MLP Alpha Plus Fund - Class R | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Invesco SteelPath MLP Alpha Plus Fund - Class Y | Hess Midstream L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class Y | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class Y | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class Y | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class Y | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.69%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class Y | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.07%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class Y | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.38%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class Y | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.55%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class Y | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class Y | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.02%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class Y | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
Invesco SteelPath MLP Alpha Plus Fund - Class Y | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Invesco SteelPath MLP Alpha Plus Fund - Class Y | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
Invesco SteelPath MLP Alpha Plus Fund - Class Y | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Invesco SteelPath MLP Alpha Plus Fund - Class Y | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Invesco SteelPath MLP Alpha Plus Fund - Class Y | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Invesco SteelPath MLP Alpha Plus Fund - Class R5 | Hess Midstream L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R5 | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R5 | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R5 | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R5 | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.69%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R5 | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.07%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R5 | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.38%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R5 | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.55%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R5 | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R5 | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.02%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R5 | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
Invesco SteelPath MLP Alpha Plus Fund - Class R5 | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Invesco SteelPath MLP Alpha Plus Fund - Class R5 | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
Invesco SteelPath MLP Alpha Plus Fund - Class R5 | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Invesco SteelPath MLP Alpha Plus Fund - Class R5 | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Invesco SteelPath MLP Alpha Plus Fund - Class R5 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Invesco SteelPath MLP Alpha Plus Fund - Class R6 | Hess Midstream L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R6 | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R6 | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R6 | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R6 | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.69%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R6 | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.07%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R6 | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.38%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R6 | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.55%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R6 | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R6 | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.02%	[1]
Invesco SteelPath MLP Alpha Plus Fund - Class R6 | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
Invesco SteelPath MLP Alpha Plus Fund - Class R6 | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Invesco SteelPath MLP Alpha Plus Fund - Class R6 | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
Invesco SteelPath MLP Alpha Plus Fund - Class R6 | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Invesco SteelPath MLP Alpha Plus Fund - Class R6 | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Invesco SteelPath MLP Alpha Plus Fund - Class R6 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Invesco SteelPath MLP Income Fund - Class A | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Invesco SteelPath MLP Income Fund - Class A | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
Invesco SteelPath MLP Income Fund - Class A | USA Compression Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[1]
Invesco SteelPath MLP Income Fund - Class A | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[1]
Invesco SteelPath MLP Income Fund - Class A | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.34%	[1]
Invesco SteelPath MLP Income Fund - Class A | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.79%	[1]
Invesco SteelPath MLP Income Fund - Class A | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%	[1]
Invesco SteelPath MLP Income Fund - Class A | Genesis Energy L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[1]
Invesco SteelPath MLP Income Fund - Class A | Antero Midstream Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%	[1]
Invesco SteelPath MLP Income Fund - Class A | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.44%	[1]
Invesco SteelPath MLP Income Fund - Class A | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
Invesco SteelPath MLP Income Fund - Class A | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
Invesco SteelPath MLP Income Fund - Class A | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
Invesco SteelPath MLP Income Fund - Class A | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Invesco SteelPath MLP Income Fund - Class A | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Invesco SteelPath MLP Income Fund - Class A | Terminalling & Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Invesco SteelPath MLP Income Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Invesco SteelPath MLP Income Fund - Class C | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Invesco SteelPath MLP Income Fund - Class C | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
Invesco SteelPath MLP Income Fund - Class C | USA Compression Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[1]
Invesco SteelPath MLP Income Fund - Class C | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[1]
Invesco SteelPath MLP Income Fund - Class C | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.34%	[1]
Invesco SteelPath MLP Income Fund - Class C | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.79%	[1]
Invesco SteelPath MLP Income Fund - Class C | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%	[1]
Invesco SteelPath MLP Income Fund - Class C | Genesis Energy L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[1]
Invesco SteelPath MLP Income Fund - Class C | Antero Midstream Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%	[1]
Invesco SteelPath MLP Income Fund - Class C | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.44%	[1]
Invesco SteelPath MLP Income Fund - Class C | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
Invesco SteelPath MLP Income Fund - Class C | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
Invesco SteelPath MLP Income Fund - Class C | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
Invesco SteelPath MLP Income Fund - Class C | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Invesco SteelPath MLP Income Fund - Class C | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Invesco SteelPath MLP Income Fund - Class C | Terminalling & Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Invesco SteelPath MLP Income Fund - Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Invesco SteelPath MLP Income Fund - Class R | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Invesco SteelPath MLP Income Fund - Class R | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
Invesco SteelPath MLP Income Fund - Class R | USA Compression Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[1]
Invesco SteelPath MLP Income Fund - Class R | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[1]
Invesco SteelPath MLP Income Fund - Class R | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.34%	[1]
Invesco SteelPath MLP Income Fund - Class R | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.79%	[1]
Invesco SteelPath MLP Income Fund - Class R | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%	[1]
Invesco SteelPath MLP Income Fund - Class R | Genesis Energy L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[1]
Invesco SteelPath MLP Income Fund - Class R | Antero Midstream Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%	[1]
Invesco SteelPath MLP Income Fund - Class R | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.44%	[1]
Invesco SteelPath MLP Income Fund - Class R | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
Invesco SteelPath MLP Income Fund - Class R | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
Invesco SteelPath MLP Income Fund - Class R | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
Invesco SteelPath MLP Income Fund - Class R | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Invesco SteelPath MLP Income Fund - Class R | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Invesco SteelPath MLP Income Fund - Class R | Terminalling & Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Invesco SteelPath MLP Income Fund - Class R | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Invesco SteelPath MLP Income Fund - Class Y | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Invesco SteelPath MLP Income Fund - Class Y | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
Invesco SteelPath MLP Income Fund - Class Y | USA Compression Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[1]
Invesco SteelPath MLP Income Fund - Class Y | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[1]
Invesco SteelPath MLP Income Fund - Class Y | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.34%	[1]
Invesco SteelPath MLP Income Fund - Class Y | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.79%	[1]
Invesco SteelPath MLP Income Fund - Class Y | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%	[1]
Invesco SteelPath MLP Income Fund - Class Y | Genesis Energy L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[1]
Invesco SteelPath MLP Income Fund - Class Y | Antero Midstream Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%	[1]
Invesco SteelPath MLP Income Fund - Class Y | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.44%	[1]
Invesco SteelPath MLP Income Fund - Class Y | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
Invesco SteelPath MLP Income Fund - Class Y | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
Invesco SteelPath MLP Income Fund - Class Y | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
Invesco SteelPath MLP Income Fund - Class Y | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Invesco SteelPath MLP Income Fund - Class Y | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Invesco SteelPath MLP Income Fund - Class Y | Terminalling & Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Invesco SteelPath MLP Income Fund - Class Y | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Invesco SteelPath MLP Income Fund - Class R5 | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Invesco SteelPath MLP Income Fund - Class R5 | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
Invesco SteelPath MLP Income Fund - Class R5 | USA Compression Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[1]
Invesco SteelPath MLP Income Fund - Class R5 | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[1]
Invesco SteelPath MLP Income Fund - Class R5 | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.34%	[1]
Invesco SteelPath MLP Income Fund - Class R5 | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.79%	[1]
Invesco SteelPath MLP Income Fund - Class R5 | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%	[1]
Invesco SteelPath MLP Income Fund - Class R5 | Genesis Energy L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[1]
Invesco SteelPath MLP Income Fund - Class R5 | Antero Midstream Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%	[1]
Invesco SteelPath MLP Income Fund - Class R5 | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.44%	[1]
Invesco SteelPath MLP Income Fund - Class R5 | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
Invesco SteelPath MLP Income Fund - Class R5 | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
Invesco SteelPath MLP Income Fund - Class R5 | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
Invesco SteelPath MLP Income Fund - Class R5 | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Invesco SteelPath MLP Income Fund - Class R5 | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Invesco SteelPath MLP Income Fund - Class R5 | Terminalling & Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Invesco SteelPath MLP Income Fund - Class R5 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Invesco SteelPath MLP Income Fund - Class R6 | Plains All American Pipeline L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Invesco SteelPath MLP Income Fund - Class R6 | Sunoco L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
Invesco SteelPath MLP Income Fund - Class R6 | USA Compression Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[1]
Invesco SteelPath MLP Income Fund - Class R6 | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[1]
Invesco SteelPath MLP Income Fund - Class R6 | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.34%	[1]
Invesco SteelPath MLP Income Fund - Class R6 | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.79%	[1]
Invesco SteelPath MLP Income Fund - Class R6 | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%	[1]
Invesco SteelPath MLP Income Fund - Class R6 | Genesis Energy L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[1]
Invesco SteelPath MLP Income Fund - Class R6 | Antero Midstream Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%	[1]
Invesco SteelPath MLP Income Fund - Class R6 | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.44%	[1]
Invesco SteelPath MLP Income Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	(11.20%)
Invesco SteelPath MLP Income Fund - Class R6 | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%
Invesco SteelPath MLP Income Fund - Class R6 | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
Invesco SteelPath MLP Income Fund - Class R6 | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Invesco SteelPath MLP Income Fund - Class R6 | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Invesco SteelPath MLP Income Fund - Class R6 | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Invesco SteelPath MLP Income Fund - Class R6 | Terminalling & Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Invesco SteelPath MLP Select 40 Fund - Class A | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[1]
Invesco SteelPath MLP Select 40 Fund - Class A | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%	[1]
Invesco SteelPath MLP Select 40 Fund - Class A | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[1]
Invesco SteelPath MLP Select 40 Fund - Class A | Genesis Energy L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[1]
Invesco SteelPath MLP Select 40 Fund - Class A | Antero Midstream Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%	[1]
Invesco SteelPath MLP Select 40 Fund - Class A | Archrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[1]
Invesco SteelPath MLP Select 40 Fund - Class A | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
Invesco SteelPath MLP Select 40 Fund - Class A | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[1]
Invesco SteelPath MLP Select 40 Fund - Class A | Kinder Morgan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
Invesco SteelPath MLP Select 40 Fund - Class A | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%	[1]
Invesco SteelPath MLP Select 40 Fund - Class A | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
Invesco SteelPath MLP Select 40 Fund - Class A | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
Invesco SteelPath MLP Select 40 Fund - Class A | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
Invesco SteelPath MLP Select 40 Fund - Class A | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Invesco SteelPath MLP Select 40 Fund - Class A | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Invesco SteelPath MLP Select 40 Fund - Class A | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Invesco SteelPath MLP Select 40 Fund - Class A | Pipelines & Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Invesco SteelPath MLP Select 40 Fund - Class A | Terminalling & Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Invesco SteelPath MLP Select 40 Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Invesco SteelPath MLP Select 40 Fund - Class C | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[1]
Invesco SteelPath MLP Select 40 Fund - Class C | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%	[1]
Invesco SteelPath MLP Select 40 Fund - Class C | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[1]
Invesco SteelPath MLP Select 40 Fund - Class C | Genesis Energy L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[1]
Invesco SteelPath MLP Select 40 Fund - Class C | Antero Midstream Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%	[1]
Invesco SteelPath MLP Select 40 Fund - Class C | Archrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[1]
Invesco SteelPath MLP Select 40 Fund - Class C | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
Invesco SteelPath MLP Select 40 Fund - Class C | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[1]
Invesco SteelPath MLP Select 40 Fund - Class C | Kinder Morgan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
Invesco SteelPath MLP Select 40 Fund - Class C | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%	[1]
Invesco SteelPath MLP Select 40 Fund - Class C | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
Invesco SteelPath MLP Select 40 Fund - Class C | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
Invesco SteelPath MLP Select 40 Fund - Class C | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
Invesco SteelPath MLP Select 40 Fund - Class C | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Invesco SteelPath MLP Select 40 Fund - Class C | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Invesco SteelPath MLP Select 40 Fund - Class C | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Invesco SteelPath MLP Select 40 Fund - Class C | Pipelines & Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Invesco SteelPath MLP Select 40 Fund - Class C | Terminalling & Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Invesco SteelPath MLP Select 40 Fund - Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Invesco SteelPath MLP Select 40 Fund - Class R | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R | Genesis Energy L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R | Antero Midstream Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R | Archrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R | Kinder Morgan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
Invesco SteelPath MLP Select 40 Fund - Class R | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
Invesco SteelPath MLP Select 40 Fund - Class R | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
Invesco SteelPath MLP Select 40 Fund - Class R | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Invesco SteelPath MLP Select 40 Fund - Class R | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Invesco SteelPath MLP Select 40 Fund - Class R | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Invesco SteelPath MLP Select 40 Fund - Class R | Pipelines & Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Invesco SteelPath MLP Select 40 Fund - Class R | Terminalling & Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Invesco SteelPath MLP Select 40 Fund - Class R | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Invesco SteelPath MLP Select 40 Fund - Class Y | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[1]
Invesco SteelPath MLP Select 40 Fund - Class Y | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%	[1]
Invesco SteelPath MLP Select 40 Fund - Class Y | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[1]
Invesco SteelPath MLP Select 40 Fund - Class Y | Genesis Energy L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[1]
Invesco SteelPath MLP Select 40 Fund - Class Y | Antero Midstream Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%	[1]
Invesco SteelPath MLP Select 40 Fund - Class Y | Archrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[1]
Invesco SteelPath MLP Select 40 Fund - Class Y | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
Invesco SteelPath MLP Select 40 Fund - Class Y | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[1]
Invesco SteelPath MLP Select 40 Fund - Class Y | Kinder Morgan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
Invesco SteelPath MLP Select 40 Fund - Class Y | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%	[1]
Invesco SteelPath MLP Select 40 Fund - Class Y | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
Invesco SteelPath MLP Select 40 Fund - Class Y | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
Invesco SteelPath MLP Select 40 Fund - Class Y | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
Invesco SteelPath MLP Select 40 Fund - Class Y | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Invesco SteelPath MLP Select 40 Fund - Class Y | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Invesco SteelPath MLP Select 40 Fund - Class Y | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Invesco SteelPath MLP Select 40 Fund - Class Y | Pipelines & Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Invesco SteelPath MLP Select 40 Fund - Class Y | Terminalling & Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Invesco SteelPath MLP Select 40 Fund - Class Y | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Invesco SteelPath MLP Select 40 Fund - Class R5 | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R5 | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R5 | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R5 | Genesis Energy L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R5 | Antero Midstream Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R5 | Archrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R5 | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R5 | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R5 | Kinder Morgan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R5 | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R5 | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
Invesco SteelPath MLP Select 40 Fund - Class R5 | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
Invesco SteelPath MLP Select 40 Fund - Class R5 | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
Invesco SteelPath MLP Select 40 Fund - Class R5 | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Invesco SteelPath MLP Select 40 Fund - Class R5 | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Invesco SteelPath MLP Select 40 Fund - Class R5 | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Invesco SteelPath MLP Select 40 Fund - Class R5 | Pipelines & Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Invesco SteelPath MLP Select 40 Fund - Class R5 | Terminalling & Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Invesco SteelPath MLP Select 40 Fund - Class R5 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Invesco SteelPath MLP Select 40 Fund - Class R6 | MPLX L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R6 | Energy Transfer L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R6 | Western Midstream Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R6 | Genesis Energy L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R6 | Antero Midstream Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R6 | Archrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R6 | Enterprise Products Partners L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R6 | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R6 | Kinder Morgan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R6 | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%	[1]
Invesco SteelPath MLP Select 40 Fund - Class R6 | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
Invesco SteelPath MLP Select 40 Fund - Class R6 | Other Energy [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
Invesco SteelPath MLP Select 40 Fund - Class R6 | Gathering & Processing [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
Invesco SteelPath MLP Select 40 Fund - Class R6 | Petroleum Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Invesco SteelPath MLP Select 40 Fund - Class R6 | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Invesco SteelPath MLP Select 40 Fund - Class R6 | Production And Mining [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Invesco SteelPath MLP Select 40 Fund - Class R6 | Pipelines & Midstream Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Invesco SteelPath MLP Select 40 Fund - Class R6 | Terminalling & Storage [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Invesco SteelPath MLP Select 40 Fund - Class R6 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%

[1]	Excluding money market fund holdings, if any.